Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income And Finance Costs [Abstract]
Interest expense on long-term debt and amortization of deferred financing fees	$ 52,230	$ 45,953
Interest expense on lease liabilities	13,264	13,521
Interest income and accretion on promissory note	(1,750)	(2,187)
Net change in fair value and accretion expense of contingent considerations	216	1,932
Net foreign exchange loss (gain)	556	(1,471)
Net impact of early repayment of contingent consideration	0	(1,469)
Other financial expenses	15,881	16,739
Net finance costs	80,397	73,018
Finance income	(1,750)	(5,127)	[1]
Finance costs	$ 82,147	$ 78,145	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))